American Century Investments®
Quarterly Portfolio Holdings
Global Small Cap Fund
August 31, 2023

Global Small Cap - Schedule of Investments
AUGUST 31, 2023 (UNAUDITED)

	Shares	Value ($)
COMMON STOCKS — 99.0%
Australia — 1.6%
carsales.com Ltd.	50,467	938,602
Pinnacle Investment Management Group Ltd.	68,361	411,470
		1,350,072
Belgium — 0.1%
D'ieteren Group	505	82,479
Brazil — 1.0%
Direcional Engenharia SA	97,700	393,597
TOTVS SA	82,000	456,692
		850,289
Canada — 7.9%
ATS Corp.(1)	13,400	600,856
Boardwalk Real Estate Investment Trust	17,909	906,186
Brookfield Infrastructure Corp., Class A	14,869	577,661
Capstone Copper Corp.(1)(2)	202,594	943,100
Element Fleet Management Corp.	54,988	845,249
FirstService Corp.	7,004	1,059,153
Kinaxis, Inc.(1)	4,588	565,588
Stantec, Inc.	20,036	1,338,402
		6,836,195
China — 0.7%
Poly Property Services Co. Ltd., Class H	16,400	76,126
Tongcheng Travel Holdings Ltd.(1)	246,000	551,300
		627,426
Finland — 0.6%
Metso Oyj	46,875	538,384
France — 1.3%
Gaztransport Et Technigaz SA	2,717	336,459
SPIE SA	27,168	813,331
		1,149,790
Germany — 3.9%
AIXTRON SE	18,641	707,658
CTS Eventim AG & Co. KGaA	12,598	783,703
HelloFresh SE(1)	15,958	514,296
Hugo Boss AG	2,858	215,151
KION Group AG	15,694	626,524
Redcare Pharmacy NV(1)	4,868	579,701
		3,427,033
Hong Kong — 1.8%
Samsonite International SA(1)	461,100	1,543,564
India — 0.5%
WNS Holdings Ltd., ADR(1)	6,537	427,193
Ireland — 0.5%
AIB Group PLC	100,823	458,900
Israel — 2.7%
CyberArk Software Ltd.(1)	4,055	673,292
Inmode Ltd.(1)	26,359	1,030,374
Nova Ltd.(1)	5,132	661,720
		2,365,386

Italy — 1.7%
BPER Banca	311,680	938,554
Eurogroup Laminations SpA(1)	71,729	393,632
Interpump Group SpA	3,064	154,901
		1,487,087
Japan — 8.9%
Asics Corp.	43,300	1,575,940
Goldwin, Inc.	5,900	421,487
Invincible Investment Corp.	2,271	943,450
Japan Airport Terminal Co. Ltd.	13,300	630,389
JMDC, Inc.	19,600	586,168
MatsukiyoCocokara & Co.	13,100	771,334
Money Forward, Inc.(1)	18,400	691,729
Nippon Gas Co. Ltd.(2)	13,100	203,911
Ryohin Keikaku Co. Ltd.(2)	34,700	447,362
Socionext, Inc.	5,100	631,022
TechnoPro Holdings, Inc.	22,100	542,014
Toyo Suisan Kaisha Ltd.	7,400	305,114
		7,749,920
Mexico — 1.5%
Corp. Inmobiliaria Vesta SAB de CV(2)	169,814	627,845
Gentera SAB de CV	553,386	674,105
		1,301,950
Netherlands — 0.2%
Basic-Fit NV(1)(2)	6,528	198,931
Norway — 0.9%
Aker Solutions ASA	188,154	785,828
South Korea — 1.0%
JYP Entertainment Corp.	10,137	859,718
Spain — 1.2%
CIE Automotive SA	13,376	406,793
Sacyr SA(2)	189,090	602,162
		1,008,955
Sweden — 1.9%
Fortnox AB	75,146	390,324
Thule Group AB	18,595	537,437
Trelleborg AB, B Shares	27,128	688,695
		1,616,456
Switzerland — 0.7%
Dufry AG(1)	13,124	583,133
Taiwan — 1.9%
Lotes Co. Ltd.	16,000	432,397
Poya International Co. Ltd.	29,300	446,493
Wiwynn Corp.	16,000	779,751
		1,658,641
United Kingdom — 3.3%
Games Workshop Group PLC	3,093	423,532
Indivior PLC(1)	27,406	630,616
Intermediate Capital Group PLC	46,865	800,903
Rotork PLC	126,300	480,004
Tritax Big Box REIT PLC	292,416	522,285
		2,857,340
United States — 53.2%
ADMA Biologics, Inc.(1)	115,921	446,296
Alphatec Holdings, Inc.(1)	27,520	449,952

Antero Resources Corp.(1)	28,692	793,908
ATI, Inc.(1)	18,339	831,307
Avid Bioservices, Inc.(1)	7,183	84,759
AZEK Co., Inc.(1)	29,258	995,065
Bancorp, Inc.(1)	18,259	670,288
Bowlero Corp.(1)(2)	15,738	173,118
Clean Harbors, Inc.(1)	5,161	873,964
Commerce Bancshares, Inc.	12,512	614,214
Commercial Metals Co.	16,202	912,011
Construction Partners, Inc., Class A(1)	21,517	747,716
Crocs, Inc.(1)	2,172	211,422
DoubleVerify Holdings, Inc.(1)	14,347	485,072
Driven Brands Holdings, Inc.(1)	23,279	350,349
elf Beauty, Inc.(1)	6,461	896,205
Ensign Group, Inc.	4,290	429,944
Eventbrite, Inc., Class A(1)	56,780	575,181
Evercore, Inc., Class A	4,715	660,336
Evolent Health, Inc., Class A(1)	16,060	409,691
Freshpet, Inc.(1)	5,871	443,319
FTI Consulting, Inc.(1)	3,461	643,123
Guidewire Software, Inc.(1)	9,679	836,556
GXO Logistics, Inc.(1)	13,839	885,281
H&E Equipment Services, Inc.	11,930	540,668
Hamilton Lane, Inc., Class A	4,737	439,546
Hayward Holdings, Inc.(1)	52,202	772,590
Healthcare Services Group, Inc.	18,268	210,995
HealthEquity, Inc.(1)	10,429	704,479
Huron Consulting Group, Inc.(1)	8,692	868,765
Inspire Medical Systems, Inc.(1)	1,977	448,542
Inter Parfums, Inc.	4,826	674,337
Jabil, Inc.	5,493	628,509
JELD-WEN Holding, Inc.(1)	39,908	601,813
Kinsale Capital Group, Inc.	3,370	1,343,383
Lattice Semiconductor Corp.(1)	7,230	703,190
Littelfuse, Inc.	1,848	493,564
Louisiana-Pacific Corp.	7,370	460,478
MACOM Technology Solutions Holdings, Inc.(1)	2,077	175,631
Manhattan Associates, Inc.(1)	3,624	734,295
MGP Ingredients, Inc.	5,250	629,475
Modine Manufacturing Co.(1)	15,924	757,823
Natera, Inc.(1)	9,780	574,379
Newmark Group, Inc., Class A	55,866	396,090
NOW, Inc.(1)	62,247	695,299
O-I Glass, Inc.(1)	30,856	612,800
Ollie's Bargain Outlet Holdings, Inc.(1)	11,578	892,432
Onto Innovation, Inc.(1)	6,577	914,071
Power Integrations, Inc.	5,084	427,158
Pure Storage, Inc., Class A(1)	17,290	632,641
R1 RCM, Inc.(1)	42,763	737,234
RadNet, Inc.(1)	36,502	1,219,532
RLI Corp.	4,963	652,734
Ryman Hospitality Properties, Inc.	10,870	924,276
scPharmaceuticals, Inc.(1)(2)	36,781	282,478
Shift4 Payments, Inc., Class A(1)	9,807	556,939
Sigma Lithium Corp.(1)	15,466	473,878

SouthState Corp.	8,164	590,257
SPS Commerce, Inc.(1)	4,775	888,771
Summit Materials, Inc., Class A(1)	21,276	795,935
Surgery Partners, Inc.(1)	14,440	523,594
Tenable Holdings, Inc.(1)	24,969	1,132,843
Terreno Realty Corp.	6,682	406,867
Toll Brothers, Inc.	16,730	1,370,689
TransMedics Group, Inc.(1)	6,473	424,823
Transocean Ltd.(1)	141,793	1,159,867
Trex Co., Inc.(1)	6,473	461,978
Wayfair, Inc., Class A(1)	12,772	882,673
Weatherford International PLC(1)	13,231	1,171,208
Wintrust Financial Corp.	9,551	741,253
		46,149,859
TOTAL COMMON STOCKS (Cost $73,060,753)		85,914,529
EXCHANGE-TRADED FUNDS — 0.8%
Schwab International Small-Cap Equity ETF	10,613	361,054
Schwab US Small-Cap ETF	8,158	360,747
TOTAL EXCHANGE-TRADED FUNDS (Cost $688,358)		721,801
SHORT-TERM INVESTMENTS — 1.1%
Money Market Funds — 0.8%
State Street Institutional U.S. Government Money Market Fund, Premier Class	1,208	1,208
State Street Navigator Securities Lending Government Money Market Portfolio(3)	660,840	660,840
		662,048
Repurchase Agreements — 0.3%
BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 2.375% - 3.00%, 5/15/47 - 5/15/51, valued at $42,990), in a joint trading account at 5.25%, dated 8/31/23, due 9/1/23 (Delivery value $42,119)		42,113
Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 0.625%, 3/31/27, valued at $213,236), at 5.28%, dated 8/31/23, due 9/1/23 (Delivery value $209,031)		209,000
		251,113
TOTAL SHORT-TERM INVESTMENTS (Cost $913,161)		913,161
TOTAL INVESTMENT SECURITIES — 100.9% (Cost $74,662,272)		87,549,491
OTHER ASSETS AND LIABILITIES — (0.9)%		(743,544)
TOTAL NET ASSETS — 100.0%		$86,805,947

MARKET SECTOR DIVERSIFICATION
(as a % of net assets)
Industrials	18.7%
Information Technology	16.2%
Consumer Discretionary	13.9%
Financials	12.1%
Health Care	10.4%
Real Estate	6.8%
Materials	5.8%
Consumer Staples	5.6%
Energy	4.9%
Communication Services	3.7%
Utilities	0.9%
Exchange-Traded Funds	0.8%
Short-Term Investments	1.1%
Other Assets and Liabilities	(0.9)%

NOTES TO SCHEDULE OF INVESTMENTS
ADR	–	American Depositary Receipt
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $1,282,419. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $1,356,918, which includes securities collateral of $696,078.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Directors oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks
Australia	—	$1,350,072	—
Belgium	—	82,479	—
Brazil	—	850,289	—
Canada	$1,178,517	5,657,678	—
China	—	627,426	—
Finland	—	538,384	—
France	—	1,149,790	—
Germany	—	3,427,033	—
Hong Kong	—	1,543,564	—
Ireland	—	458,900	—
Italy	—	1,487,087	—
Japan	—	7,749,920	—
Mexico	—	1,301,950	—
Netherlands	—	198,931	—
Norway	—	785,828	—
South Korea	—	859,718	—
Spain	—	1,008,955	—
Sweden	—	1,616,456	—
Switzerland	—	583,133	—
Taiwan	—	1,658,641	—
United Kingdom	—	2,857,340	—
Other Countries	48,942,438	—	—
Exchange-Traded Funds	721,801	—	—
Short-Term Investments	662,048	251,113	—
	$51,504,804	$36,044,687	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.